SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Continuing Operations:
Property and equipment accrued but unpaid		$ 84,847	$ 83,722	$ 155,653
Notes payable to vendor		25,879	0	12,449
Supplemental Data:
Cash interest paid		1,481,363	931,345	1,092,114
Income taxes paid, net		$ 26,396	$ 5,342	$ 1,538
Cablevision Systems Corporation And Subsidiaries
Continuing Operations:
Property and equipment accrued but unpaid	$ 68,356				$ 63,843	$ 48,824
Notes payable to vendor					8,318	34,522
Capital lease obligations					19,987	30,603
Intangible asset obligations	290				1,121	525
Supplemental Data:
Cash interest paid	258,940				560,361	550,241
Income taxes paid, net	$ 7,082				3,849	10,598
Cablevision Systems Corporation And Subsidiaries | Restricted Stock
Continuing Operations:
Dividends payable on unvested restricted share awards					$ 3,517	$ 3,809